Taxes - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate from continuing operations
Statutory rate	21.00%	35.00%	35.00%
Enactment of U.S. tax reform	18.00%	48.00%
Tax differential on foreign income	(11.00%)	(26.00%)	(21.00%)
Intra-entity transfers	0.00%	(5.00%)
Domestic incentives	(1.00%)	(2.00%)	(1.00%)
State and local	(1.00%)	1.00%	1.00%
Japan resolution			(10.00%)
Other	(3.00%)	(2.00%)	0.00%
Effective rate	23.00%	49.00%	4.00%